Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Oct. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2017